UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-02671

Deutsche DWS Municipal Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	11/30/2018

ITEM 1.	REPORT TO STOCKHOLDERS

November 30, 2018

Semiannual Report

to Shareholders

DWS Strategic High Yield Tax-Free Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Letter to Shareholders
4	Performance Summary
7	Portfolio Management Team
8	Portfolio Summary
9	Investment Portfolio
33	Statement of Assets and Liabilities
35	Statement of Operations
36	Statements of Changes in Net Assets

37	Financial Highlights
41	Notes to Financial Statements
52	Information About Your Fund’s Expenses
54	Advisory Agreement Board Considerations and Fee Evaluation
59	Account Management Resources
61	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. The Fund invests in inverse floaters, which are derivatives that involve leverage and could magnify the Fund’s gains or losses. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. Please read prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE    MAY LOSE VALUE NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Strategic High Yield Tax-Free Fund

Letter to Shareholders

Dear Shareholder:

The picture for the economy and markets continues to be positive with corporate fundamentals continuing to be solid, a tight labor market and inflation near the Federal Reserve Bank’s target.

Nevertheless, the fourth quarter of 2018 introduced a level of volatility that investors have not seen in quite a while. That trend continues into the new year, triggered by uncertainty around trade conflicts, the withdrawal of liquidity by central banks, higher interest rates and concerns around European hot spots such as Italy and the United Kingdom.

While these issues bear close watching, our Chief investment Officer (“CIO”) and Chief Economist agree that the markets remain broadly attractive. The rate hike cycle appears to be nearing its end, inflation remains under control and recession is not on the near horizon.

The “Insight” section of our Web site, dws.com, is home to a comprehensive library of market and economic views around current developments, opportunities and emerging risks. We invite you to visit us online often to stay apprised of the market landscape and what it may mean for you.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DWS Strategic High Yield Tax-Free Fund	|	3

Performance Summary	November 30, 2018 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/18
Unadjusted for Sales Charge	–1.19%	–0.31%	3.94%	6.40%
Adjusted for the Maximum Sales Charge (max 2.75% load)	–3.91%	–3.05%	3.36%	6.10%
Bloomberg Barclays Municipal Bond Index†	0.42%	1.13%	3.52%	4.88%
Average Annual Total Returns as of 9/30/18 (most recent calendar quarter end)
Unadjusted for Sales Charge		0.84%	4.26%	5.26%
Adjusted for the Maximum Sales Charge (max 2.75% load)		–1.94%	3.68%	4.96%
Bloomberg Barclays Municipal Bond Index†		0.35%	3.54%	4.75%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/18
Unadjusted for Sales Charge	–1.56%	–1.05%	3.18%	5.62%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–2.53%	–1.05%	3.18%	5.62%
Bloomberg Barclays Municipal Bond Index†	0.42%	1.13%	3.52%	4.88%
Average Annual Total Returns as of 9/30/18 (most recent calendar quarter end)
Unadjusted for Sales Charge		0.00%	3.46%	4.47%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		0.00%	3.46%	4.47%
Bloomberg Barclays Municipal Bond Index†		0.35%	3.54%	4.75%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/18
No Sales Charges	–1.06%	–0.05%	4.20%	6.67%
Bloomberg Barclays Municipal Bond Index†	0.42%	1.13%	3.52%	4.88%
Average Annual Total Returns as of 9/30/18 (most recent calendar quarter end)
No Sales Charges		1.01%	4.52%	5.51%
Bloomberg Barclays Municipal Bond Index†		0.35%	3.54%	4.75%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/18
No Sales Charges	–1.14%	–0.05%	4.20%	6.68%
Bloomberg Barclays Municipal Bond Index†	0.42%	1.13%	3.52%	4.88%
Average Annual Total Returns as of 9/30/18 (most recent calendar quarter end)
No Sales Charges		1.02%	4.52%	5.53%
Bloomberg Barclays Municipal Bond Index†		0.35%	3.54%	4.75%

4	|	DWS Strategic High Yield Tax-Free Fund

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated October 3, 2018 are 0.95%, 1.71%, 0.81% and 0.70% for Class A, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

A portion of the Fund’s distributions may be subject to federal, state and local taxes and the alternative minimum tax.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

DWS Strategic High Yield Tax-Free Fund	|	5

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

†

The Bloomberg Barclays Municipal Bond Index is an unmanaged, market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class S	Institutional Class
Net Asset Value
11/30/18	$11.72	$11.73	$11.73	$11.73
5/31/18	$12.08	$12.09	$12.09	$12.10
Distribution Information as of 11/30/18
Income Dividends, Six Months	$.22	$.17	$.23	$.23
November Income Dividend	$.0386	$.0314	$.0411	$.0412
SEC 30-day Yield‡‡	3.28%	2.63%	3.63%	3.63%
Tax Equivalent Yield‡‡	5.54%	4.44%	6.13%	6.13%
Current Annualized Distribution Rate‡‡	4.01%	3.26%	4.26%	4.27%

‡‡

The SEC yield is net investment income per share earned over the month ended November 30, 2018, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 3.19%, 2.49%, 3.35% and 3.58% for Class A, C, S and Institutional Class respectively, had certain expenses not been reduced. Tax equivalent yield is based on the Fund’s yield and a marginal federal income rate of 40.8%. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on November 30, 2018. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 3.92%, 3.12%, 3.98% and 4.22% for Class A, C, S and Institutional Class respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

6	|	DWS Strategic High Yield Tax-Free Fund

Portfolio Management Team

A. Gene Caponi, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2009.

–	Joined DWS in 1998.

–	BS, State University of New York, Oswego; MBA, State University of New York at Albany.

Ashton P. Goodfield, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2014.

–	Joined DWS in 1986.

–	Co-Head of Municipal Bonds.

–	BA, Duke University.

Carol L. Flynn, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2014.

–	Joined DWS in 1994.

–	Co-Head of Municipal Bonds.

–	BS from Duke University; MBA from University of Connecticut.

Chad Farrington, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2018 (added to the team as of December 10, 2018).

–	Joined DWS in 2018 with 20 years of industry experience; previously, worked as Portfolio Manager, Head of Municipal Research, and Senior Credit Analyst at Columbia Threadneedle.

–	BS, Montana State University.

Michael J. Generazo, Director

Portfolio Manager of the Fund. Began managing the Fund in 2018 (added to the team as of June 25, 2018).

–	Joined DWS in 1999.

–	BS, Bryant College; MBA, Suffolk University.

DWS Strategic High Yield Tax-Free Fund	|	7

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio)	11/30/18	5/31/18
Revenue Bonds	82%	83%
Escrow to Maturity/Prerefunded Bonds	7%	7%
General Obligation Bonds	7%	7%
Lease Obligations	4%	3%
	100%	100%

Interest Rate Sensitivity	11/30/18	5/31/18
Effective Maturity	7.9 years	6.6 years
Modified Duration	5.8 years	5.5 years

Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current interest rate environment.

Quality	11/30/18	5/31/18
AAA	0%	1%
AA	8%	15%
A	26%	32%
BBB	31%	28%
BB	9%	7%
B	1%	1%
Not Rated	25%	16%
	100%	100%

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Top Five State/Territory Allocations (As a % of Investment Portfolio)	11/30/18	5/31/18
Texas	13%	15%
Illinois	7%	6%
California	7%	8%
Michigan	5%	4%
Pennsylvania	5%	7%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 59 for contact information.

8	|	DWS Strategic High Yield Tax-Free Fund

Investment Portfolio	as of November 30, 2018 (Unaudited)

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 97.4%
Arizona 1.8%
Arizona, Salt Verde Financial Corp., Gas Revenue, 5.25%, 12/1/2025	4,000,000	4,563,679
Arizona, State Industrial Development Authority, Education Revenue, BASIS School Projects:
Series G, 144A, 5.0%, 7/1/2047	1,000,000	989,460
Series D, 144A, 5.0%, 7/1/2051	1,035,000	1,007,138
Series G, 144A, 5.0%, 7/1/2051	550,000	535,156
Series A, 144A, 5.25%, 7/1/2047	1,000,000	1,011,160
Glendale, AZ, Industrial Development Authority, Terrace of Phoenix Project, 5.0%, 7/1/2048	690,000	701,523
Maricopa County, AZ, Pollution Control Corp. Revenue, El Paso Electric Co. Project, Series B, 7.25%, 4/1/2040	3,930,000	3,995,906
Phoenix, AZ, Industrial Development Authority, Education Facility Revenue, Leman Academy of Excellence, Oro Valley Project:
Series A, 144A, 5.0%, 7/1/2038	1,380,000	1,338,876
Series A, 144A, 5.25%, 7/1/2048	1,750,000	1,718,972
Tempe, AZ, Industrial Development Authority Revenue, Mirabella at ASU Project, Series A, 144A, 6.125%, 10/1/2047	2,545,000	2,728,316
Tempe, AZ, Industrial Development Authority Revenue, Tempe Life Care Village, Inc.:
Series A, 6.25%, 12/1/2042	1,535,000	1,617,307
Series A, 6.25%, 12/1/2046	1,400,000	1,473,458

		21,680,951

California 6.7%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1, 5.0%, 6/1/2047	3,800,000	3,654,954
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:
Series A-2, 5.0%, 6/1/2047	7,740,000	7,430,477
Series A-1, 5.25%, 6/1/2047	2,400,000	2,387,424
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034	8,750,000	12,212,812
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	1,145,000	1,164,488
California, State General Obligation:
5.5%, 3/1/2040	5,130,000	5,341,099
5.75%, 4/1/2031	16,000,000	16,195,680
California, State Municipal Finance Authority Revenue, Northbay Healthcare, Series A, 5.25%, 11/1/2047	2,135,000	2,254,923

The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	9

	Principal Amount ($)	Value ($)
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 5.25%, 12/1/2044	1,305,000	1,366,948
Series A, 144A, 5.25%, 12/1/2056	5,515,000	5,722,915
Series A, 5.5%, 12/1/2054	1,305,000	1,374,557
Series A, 144A, 5.5%, 12/1/2058	1,130,000	1,202,953
California, Statewide Communities Development Authority Revenue, Terraces At San Joaquin Gardens Project:
Series A, 5.625%, 10/1/2032	500,000	526,530
Series A, 6.0%, 10/1/2042	1,000,000	1,062,200
Series A, 6.0%, 10/1/2047	1,000,000	1,060,030
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A, 5.25%, 11/15/2023	620,000	689,781
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	2,850,000	3,095,870
San Buenaventura, CA, Community Memorial Health Systems, 7.5%, 12/1/2041	3,250,000	3,544,353
San Diego, CA, Housing Authority, Multi-Family Housing Revenue, Studio 15 Housing Partners LP, Series B, AMT, 1.71%**, 12/7/2018, LOC: Citibank NA	2,900,000	2,900,000
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Series A, 5.0%, 1/15/2050	3,555,000	3,763,785
Vernon, CA, Electric Systems Revenue, Series A, 5.5%, 8/1/2041	2,240,000	2,387,706

		79,339,485

Colorado 3.2%
Colorado, E-470 Public Highway Authority Revenue, Series C, 5.375%, 9/1/2026	2,000,000	2,098,720
Colorado, High Performance Transportation Enterprise Revenue, C-470 Express Lanes, 5.0%, 12/31/2056	2,275,000	2,389,046
Colorado, Park Creek Metropolitan District Revenue, Senior Ltd. Property Tax Supported, Series A, 5.0%, 12/1/2045	1,765,000	1,895,028
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028	6,365,000	7,842,889
Colorado, Regional Transportation District, Private Activity Revenue, Denver Transit Partners, 6.0%, 1/15/2041	2,000,000	2,063,720
Colorado, State Health Facilities Authority Revenue, Christian Living Community, 6.375%, 1/1/2041	1,615,000	1,708,121
Colorado, State Health Facilities Authority Revenue, Covenant Retirement Communities:
Series A, 5.0%, 12/1/2033	4,835,000	5,106,679
Series A, 5.0%, 12/1/2035	2,500,000	2,666,700
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group:
Series A, 5.0%, 12/1/2043	1,630,000	1,749,267
Series A, 5.0%, 12/1/2048	2,610,000	2,787,741

The accompanying notes are an integral part of the financial statements.

10	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Denver City & County, CO, Special Facilities Airport Revenue, United Airlines, Inc. Project, AMT, 5.0%, 10/1/2032	2,225,000	2,339,587
Denver, CO, Convention Center Hotel Authority Revenue, 5.0%, 12/1/2040	2,060,000	2,166,605
Denver, CO, Health & Hospital Authority, Certificates of Participation, 5.0%, 12/1/2048	1,170,000	1,248,624
Denver, CO, Urban Renewal Authority, 9th and Colorado Urban Redevelopment Area, Tax Increment Revenue, Series A, 144A, 5.25%, 12/1/2039	2,365,000	2,340,658

		38,403,385

Connecticut 1.1%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, 144A, 5.0%, 4/1/2039	8,000,000	8,257,840
Connecticut, Mashantucket Western Pequot Tribe Bond, 6.05%, 7/1/2031* (PIK)	18,966,645	640,124
Connecticut, State Health & Educational Facilities Authority Revenue, Covenant Home, Inc., Series B, 5.0%, 12/1/2040	870,000	935,877
Connecticut, State Health & Educational Facility Authority Revenue, Church Home of Hartford, Inc. Project:
Series A, 144A, 5.0%, 9/1/2046	1,000,000	1,007,580
Series A, 144A, 5.0%, 9/1/2053	1,500,000	1,490,085
Hamden, CT, Facility Revenue, Whitney Center Project, Series A, 7.625%, 1/1/2030	960,000	988,032

		13,319,538

District of Columbia 0.2%
District of Columbia, Ingleside Rock Creek Project:
Series A, 5.0%, 7/1/2042	870,000	858,107
Series A, 5.0%, 7/1/2052	1,305,000	1,263,710

		2,121,817

Florida 3.8%
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A,144A, 8.125%, 5/15/2044	2,310,000	2,226,955
Florida, Capital Trust Agency, Educational Facilities Authority Revenue, Charter Educational Foundation Project, Series A, 144A, 5.375%, 6/15/2048	1,840,000	1,757,513
Florida, Halifax Hospital Medical Center, 5.0%, 6/1/2036	890,000	949,247
Florida, State Development Finance Corp., Learning Gate Community School Project:
Series A, 5.0%, 2/15/2038	350,000	363,573
Series A, 5.0%, 2/15/2048	1,150,000	1,185,846

The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	11

	Principal Amount ($)	Value ($)
Florida, State Higher Educational Facilities Financial Authority Revenue, Nova Southeastern University Project, 5.0%, 4/1/2035	1,500,000	1,628,145
Florida, State Mid-Bay Bridge Authority, Series A, 5.0%, 10/1/2035	1,030,000	1,117,818
Florida, Village Community Development District No. 12, Special Assessment Revenue:
144A, 4.25%, 5/1/2043	2,500,000	2,453,325
144A, 4.375%, 5/1/2050	2,100,000	2,062,935
Florida, Village Community Development District No. 9, Special Assessment Revenue:
5.5%, 5/1/2042	1,315,000	1,382,775
7.0%, 5/1/2041	1,515,000	1,682,362
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, Jetblue Airways Corp. Project, AMT, 5.0%, 11/15/2026	1,500,000	1,598,895
Lake County, FL, Senior Living Revenue, Village Veranda at Lady Lake Project, Series A-1, 144A, 7.125%, 1/1/2052	3,600,000	3,348,900
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,866,795
Martin County, FL, Health Facilities Authority, Martin Memorial Medical Center, 5.5%, 11/15/2042	3,040,000	3,237,782
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center:
5.0%, 11/15/2029	1,000,000	1,075,690
5.0%, 11/15/2044	2,500,000	2,606,775
Miami-Dade County, FL, Aviation Revenue, Miami International Airport, Series A-1, Prerefunded, 5.5%, 10/1/2041	5,000,000	5,319,350
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041	5,000,000	5,209,450
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children’s Hospital:
5.0%, 8/1/2036	790,000	867,807
5.0%, 8/1/2037	1,010,000	1,107,354
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project:
Series A, 5.0%, 12/1/2044	1,200,000	1,267,188
Series A, 5.0%, 12/1/2055	1,120,000	1,175,037

		45,491,517

Georgia 3.1%
Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, 6.375%, 5/15/2043	4,000,000	4,282,480
Atlanta, GA, Tax Allocation, Beltline Project:
Series B, 5.0%, 1/1/2029	3,450,000	3,920,304
Series B, 5.0%, 1/1/2030	1,715,000	1,939,613

The accompanying notes are an integral part of the financial statements.

12	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
DeKalb County, GA, Hospital Authority Revenue, Anticipation Certificates, DeKalb Medical Center, Inc. Project, Prerefunded, 6.125%, 9/1/2040	3,750,000	4,012,012
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2032	820,000	884,600
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	1,580,000	1,697,852
Fulton County, GA, Residential Care Facilities for Elderly Authority, Retirement Facilities Revenue, Lenbrook Square Foundation, Inc., 5.0%, 7/1/2042	6,400,000	6,649,088
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System, Inc. Project:
Series A, 5.25%, 8/15/2049	500,000	553,445
Series A, 5.5%, 8/15/2054	1,820,000	2,047,955
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024	2,440,000	2,782,308
Richmond County, GA, Hospital Authority Revenue, Anticipation Certificates, University Health Services, Inc. Project:
4.0%, 1/1/2034	4,460,000	4,533,501
4.0%, 1/1/2036	3,000,000	3,028,200

		36,331,358

Guam 0.4%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, 5.0%, 7/1/2040	1,040,000	1,092,041
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	1,610,000	1,819,590
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	800,000	857,008
Guam, Power Authority Revenue, Series A, 5.0%, 10/1/2034	1,200,000	1,250,112

		5,018,751

Hawaii 0.2%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039	2,500,000	2,557,700

Illinois 7.4%
Chicago, IL, Board of Education:
Series A, 5.0%, 12/1/2030	505,000	519,812
Series A, 5.0%, 12/1/2032	965,000	987,871
Series A, 5.0%, 12/1/2033	740,000	754,578
Series A, 5.0%, 12/1/2034	290,000	294,791
Series H, 5.0%, 12/1/2036	2,430,000	2,458,066
Series H, 5.0%, 12/1/2046	1,390,000	1,367,357

The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	13

	Principal Amount ($)	Value ($)
Chicago, IL, O’Hare International Airport, Airport Revenue, Third Lien, Series A, 5.75%, 1/1/2039	1,595,000	1,692,949
Chicago, IL, O’Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	1,185,000	1,268,720
Illinois, Finance Authority Revenue, Friendship Village of Schaumburg, 5.125%, 2/15/2045	7,500,000	6,747,300
Illinois, Finance Authority Revenue, The Admiral at Lake Project:
Series A, Prerefunded, 7.75%, 5/15/2030	1,675,000	1,808,933
Series A, Prerefunded, 8.0%, 5/15/2040	1,000,000	1,082,750
Series A, Prerefunded, 8.0%, 5/15/2046	3,500,000	3,789,625
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion Project:
Series B, 5.0%, 6/15/2052	4,435,000	4,496,469
Series A, 5.0%, 6/15/2057	3,565,000	3,674,659
Illinois, Railsplitter Tobacco Settlement Authority, Prerefunded, 6.0%, 6/1/2028	6,405,000	7,001,754
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	5,265,000	5,532,988
Illinois, State Finance Authority Revenue, Park Place of Elmhurst Project, Series C, 2.0%, 5/15/2055*	900,000	44,658
Illinois, State Finance Authority Revenue, The Admiral at Lake Project, 5.25%, 5/15/2054	6,000,000	5,582,100
Illinois, State Finance Authority Revenue, Three Crowns Park Obligated Group, 5.25%, 2/15/2047	2,425,000	2,506,359
Illinois, State General Obligation:
5.0%, 2/1/2027	6,925,000	7,333,367
5.0%, 2/1/2029	2,275,000	2,386,680
Series A, 5.0%, 10/1/2033	4,970,000	5,145,292
Series B, 5.0%, 10/1/2033	3,150,000	3,261,100
5.0%, 1/1/2035	1,800,000	1,845,180
Series A, 5.0%, 5/1/2035	5,000,000	5,158,850
Series A, 5.0%, 12/1/2038	2,890,000	2,961,499
Series A, 5.0%, 12/1/2039	6,210,000	6,349,911
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	1,935,000	2,099,398

		88,153,016

Indiana 1.9%
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, Series A, 5.25%, 11/15/2046	3,635,000	3,783,344
Indiana, State Finance Authority Revenue, Educational Facilities, Rock Creek Community Academy Inc., Project:
Series A, 144A, 5.875%, 7/1/2038	1,340,000	1,332,992
Series A, 144A, 6.125%, 7/1/2048	3,660,000	3,672,920

The accompanying notes are an integral part of the financial statements.

14	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Indiana, State Finance Authority Revenue, Greencroft Obligation Group, Series A, 7.0%, 11/15/2043	2,290,000	2,520,007
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, AMT, 7.0%, 1/1/2044, GTY: Pratt Industries (U.S.A.), Inc.	6,220,000	7,136,766
Vigo County, IN, Hospital Authority Revenue, Union Hospital, Inc., Prerefunded, 8.0%, 9/1/2041	4,000,000	4,612,600

		23,058,629

Iowa 0.5%
Iowa, State Finance Authority, Lifespace Communities, Inc.:
Series A, 5.0%, 5/15/2043	2,635,000	2,711,731
Series A, 5.0%, 5/15/2048	3,535,000	3,623,022

		6,334,753

Kansas 0.5%
Kansas, State Development Finance Authority Revenue, Village Shalom Project, Series A, 5.25%, 11/15/2053	4,500,000	4,429,035
Wyandotte County, KS, Unified Government, Legends Apartments Garage & West Lawn Project, 4.5%, 6/1/2040	1,690,000	1,651,282

		6,080,317

Kentucky 2.3%
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, Prerefunded, 6.5%, 3/1/2045	15,000,000	15,982,500
Kentucky, Public Transportation Infrastructure Authority Toll Revenue, 1st Tier-Downtown Crossing, Series A, 6.0%, 7/1/2053	7,195,000	7,792,473
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc. Obligated Group:
Series A, 5.0%, 6/1/2045	1,275,000	1,321,461
Series A, 5.25%, 6/1/2041	1,915,000	2,015,327

		27,111,761

Louisiana 2.1%
Louisiana, Local Government Environmental Facilities & Community Development, Westlake Chemical Corp., Series A, 6.5%, 8/1/2029	6,055,000	6,448,817
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	710,000	761,965
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project:
5.0%, 5/15/2047	990,000	1,052,716
Prerefunded, 5.0%, 5/15/2047	10,000	11,682
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,178,800

The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	15

	Principal Amount ($)	Value ($)
Louisiana, State Local Government Environmental Facilities & Community Development Authority Revenue, Westlake Chemical Corp. Project, 3.5%, 11/1/2032	10,110,000	9,657,780
Louisiana, Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/2035	1,820,000	1,924,941

		25,036,701

Maine 0.8%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine General Medical Center, 6.75%, 7/1/2036	9,000,000	9,593,190

Maryland 1.9%
Maryland, State Economic Development Corp. Revenue, Transportation Facilities Project, Series A, 5.0%, 6/1/2035	1,250,000	1,379,062
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare:
Series A, 5.5%, 1/1/2046	11,080,000	12,122,185
Series A, 6.125%, 1/1/2036	3,250,000	3,528,655
Maryland, State Health & Higher Educational Facilities Authority Revenue, Mercy Medical Center, 6.25%, 7/1/2031	2,500,000	2,699,325
Rockville, MD, Mayor & Council Economic Development Revenue, Ingelside at King Farm Project:
Series B, 5.0%, 11/1/2042	910,000	935,653
Series B, 5.0%, 11/1/2047	1,365,000	1,398,470

		22,063,350

Massachusetts 0.9%
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056*	430,598	81,349
144A, 5.0%, 11/15/2038	590,000	595,511
144A, 5.125%, 11/15/2046	590,000	595,705
Series A-1, 144A, 6.25%, 11/15/2039	1,621,881	1,708,279
Massachusetts, State Development Finance Agency Revenue, NewBridge Charles, Inc.:
144A, 5.0%, 10/1/2047	300,000	304,041
144A, 5.0%, 10/1/2057	700,000	704,417
Massachusetts, State Development Finance Agency Revenue, South Shore Hospital, Series I, 5.0%, 7/1/2041	675,000	717,673
Massachusetts, State Development Finance Agency Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	2,395,000	2,435,092
Massachusetts, State Development Finance Agency Revenue, Tufts Medical Center, Series I, 7.25%, 1/1/2032	900,000	990,090
Massachusetts, State General Obligation, Series E, 4.0%, 4/1/2038	3,000,000	3,058,710

		11,190,867

The accompanying notes are an integral part of the financial statements.

16	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Michigan 3.9%
Dearborn, MI, Economic Development Corp. Revenue, Limited Obligation, Henry Ford Village:
7.0%, 11/15/2038	4,500,000	4,224,690
7.125%, 11/15/2043	1,500,000	1,403,370
144A, 7.5%, 11/15/2044	1,490,000	1,432,471
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	2,100,000	2,242,107
Detroit, MI, Water Supply Systems Revenue, Series A, 5.75%, 7/1/2037	7,590,000	8,195,910
Grand Rapids, MI, Economic Development Corp., Beacon Hill Eastgate Project:
Series A, 5.0%, 11/1/2047	2,385,000	2,422,587
Series A, 5.0%, 11/1/2052	1,185,000	1,199,398
Kalamazoo, MI, Economic Development Corp. Revenue, Limited Obligation, Heritage Community:
5.375%, 5/15/2027	1,000,000	1,000,260
5.5%, 5/15/2036	1,000,000	999,920
Kentwood, MI, Economic Development Corp., Limited Obligation, Holland Home, 5.625%, 11/15/2041	3,750,000	3,952,950
Michigan, State Finance Authority Revenue, Detroit Water & Sewer, Series C-3, 5.0%, 7/1/2033, INS: AGMC	1,820,000	1,999,743
Michigan, State Finance Authority Revenue, Detroit Water & Sewer Department, Series C, 5.0%, 7/1/2035	910,000	987,232
Michigan, State Finance Authority Revenue, Trinity Health Corp., 5.0%, 12/1/2031	10,910,000	11,668,245
Michigan, State Strategic Fund Limited Obligation Revenue, Holland Home, 5.0%, 11/15/2042	4,000,000	4,173,040

		45,901,923

Minnesota 0.7%
Bethel, MN, Senior Housing Revenue, Lodge at Stillwater LLC Project:
5.0%, 6/1/2048	920,000	941,482
5.0%, 6/1/2053	550,000	559,752
5.25%, 6/1/2058	1,495,000	1,533,810
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:
Series A, 5.0%, 2/15/2048	1,000,000	1,067,530
Series A, 5.0%, 2/15/2053	2,815,000	2,982,971
St. Paul, MN, Housing & Redevelopment Authority, Charter School Lease Revenue, Metro Deaf School Project, Series A, 144A, 5.0%, 6/15/2048	1,000,000	962,660

		8,048,205

The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	17

	Principal Amount ($)	Value ($)
Mississippi 1.8%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	5,500,000	6,143,445
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series A, 1.71%**, 12/7/2018, GTY: Chevron Corp.	7,105,000	7,105,000
Mississippi, State Business Finance Corp., Solid Waste Disposal Revenue, Waste Pro U.S.A., Inc. Project, AMT, 144A, 5.0%, 2/1/2036	2,145,000	2,196,673
Warren County, MS, Gulf Opportunity Zone, International Paper Co.:
Series A, 5.375%, 12/1/2035	1,000,000	1,078,480
Series A, 5.8%, 5/1/2034, GTY: International Paper Co.	4,000,000	4,189,960

		20,713,558

Missouri 2.4%
Kansas City, MO, Land Clearance Redevelopment Authority Project Revenue, Convention Center Hotel Project:
Series B, 144A, 5.0%, 2/1/2050	1,780,000	1,774,215
Series B, 144A, 5.0%, 2/1/2040	1,300,000	1,319,526
Kirkwood, MO, Industrial Development Authority, Retirement Community Revenue, Aberdeen Heights, Series A, 5.25%, 5/15/2042	2,325,000	2,409,955
Lee’s Summit, MO, Industrial Development Authority, Senior Living Facilities Revenue, John Knox Village Project:
Series A, 5.0%, 8/15/2042	2,500,000	2,442,125
Series A, 5.0%, 8/15/2046	3,000,000	2,929,440
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	665,000	681,027
Missouri, State Health & Educational Facilities Authority, Lutheran Senior Services, 6.0%, 2/1/2041	2,250,000	2,349,607
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Friendship Village St. Louis Obligation Group, Series A, 5.25%, 9/1/2053	4,000,000	3,961,760
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, St. Andrews Resources for Seniors Obligated Group, Series A, 5.125%, 12/1/2045	3,635,000	3,728,310
St. Louis, MO, Industrial Development Authority Financing Revenue, Ballpark Village Development Project, Series A, 4.75%, 11/15/2047	2,275,000	2,291,426
St. Louis, MO, Lambert-St. Louis International Airport Revenue, Series A-1, 6.625%, 7/1/2034	4,085,000	4,187,493

		28,074,884

The accompanying notes are an integral part of the financial statements.

18	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Nebraska 1.1%
Douglas County, NE, Hospital Authority No. 002 Revenue, Health Facilities, Immanuel Obligation Group, 5.625%, 1/1/2040	1,500,000	1,544,310
Douglas County, NE, Hospital Authority No. 3, Health Facilities Revenue, State Methodist Health System, 5.0%, 11/1/2045	1,850,000	1,995,873
Lancaster County, NE, Hospital Authority No.1, Health Facilities Revenue, Immanuel Obligation Group, 5.625%, 1/1/2040	2,500,000	2,573,850
Nebraska, Central Plains Energy Project, Gas Project Revenue:
Series A, 5.0%, 9/1/2027	555,000	620,312
Series A, 5.0%, 9/1/2029	695,000	782,792
Series A, 5.0%, 9/1/2033	1,530,000	1,724,769
Scotts Bluff County, NE, Hospital Authority, Regional West Medical Center, Series A, 5.25%, 2/1/2037	4,000,000	4,157,760

		13,399,666

Nevada 0.6%
Carson City, NV, Hospital Revenue, Carson Tahoe Regional Medical Centre:
Series A, 5.0%, 9/1/2042	1,960,000	2,103,805
Series A, 5.0%, 9/1/2047	1,000,000	1,068,580
Nevada, Director of the State Department of Business & Industry Environment, Fulcrum Sierra Biofuels LLC Project, AMT, 144A, 6.25%, 12/15/2037	2,500,000	2,637,450
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	9,000,000	970,020

		6,779,855

New Hampshire 1.1%
New Hampshire, State Health & Education Facilities Authority Revenue, Rivermead Retirement Community:
Series A, 6.625%, 7/1/2031	700,000	745,395
Series A, 6.875%, 7/1/2041	2,825,000	2,998,992
New Hampshire, State Health & Educational Facilities Authority Revenue, Elliot Hospital Obligation Group, 5.0%, 10/1/2038	3,835,000	4,094,629
New Hampshire, State Health & Educational Facilities Authority Revenue, Hillside Village:
Series A, 144A, 6.125%, 7/1/2037	900,000	936,756
Series A, 144A, 6.125%, 7/1/2052	2,700,000	2,787,912
Series A, 144A, 6.25%, 7/1/2042	1,090,000	1,138,418

		12,702,102

The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	19

	Principal Amount ($)	Value ($)
New Jersey 3.7%
New Jersey, State Economic Development Authority Revenue:
5.0%, 6/15/2028	450,000	474,066
Series DDD, 5.0%, 6/15/2042	1,385,000	1,428,337
Series BBB, 5.5%, 6/15/2030	8,975,000	10,028,216
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 5.0%, 7/1/2033	880,000	934,833
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	2,500,000	2,796,575
New Jersey, State Economic Development Authority, Special Facility Revenue, Port Newark Container Terminal LLC Project, AMT, 5.0%, 10/1/2047	3,000,000	3,148,200
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	1,155,000	1,196,326
Series A, 5.0%, 6/15/2047	1,280,000	1,319,577
New Jersey, State Health Care Facilities Financing Authority Revenue, University Hospital, Series A, 5.0%, 7/1/2046, INS: AGMC	1,820,000	1,964,981
New Jersey, State Transportation Trust Fund Authority Revenue, Federal Highway Reimbursement Notes:
Series A, 5.0%, 6/15/2029	805,000	890,950
Series A-1, 5.0%, 6/15/2030	1,830,000	2,015,269
Series A, 5.0%, 6/15/2031	805,000	882,876
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series A, 5.0%, 12/15/2033	1,430,000	1,535,491
Series A, 5.0%, 12/15/2034	2,285,000	2,442,071
Series A, 5.0%, 12/15/2036	950,000	1,005,442
New Jersey, Tobacco Settlement Financing Corp.:
Series A, 5.0%, 6/1/2046	2,630,000	2,724,496
Series B, 5.0%, 6/1/2046	7,750,000	7,771,467
Series A, 5.25%, 6/1/2046	1,315,000	1,395,715

		43,954,888

New Mexico 0.7%
Farmington, NM, Pollution Control Revenue, Public Service Co. of New Mexico, Series C, 5.9%, 6/1/2040	7,500,000	7,860,900

New York 4.5%
Hudson, NY, Yards Infrastructure Corp. Revenue, Fiscal 2012:
Series A, 5.25%, 2/15/2047	4,780,000	5,066,513
Series A, Prerefunded, 5.25%, 2/15/2047	220,000	235,682

The accompanying notes are an integral part of the financial statements.

20	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Series A, 5.75%, 2/15/2047	2,665,000	2,854,268
Series A, Prerefunded, 5.75%, 2/15/2047	125,000	135,249
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	455,000	466,402
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Montefiore Obligated Group:
Series A, 5.0%, 8/1/2034	910,000	1,009,472
Series A, 5.0%, 8/1/2035	1,300,000	1,436,656
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center, 144A, 5.0%, 12/1/2045	1,000,000	1,056,850
New York, State Liberty Development Corp. Revenue, World Trade Center Project, Class 1-3, 144A, 5.0%, 11/15/2044	12,500,000	12,776,875
New York, State Transportation Development Corp., Special Facilities Revenue, American Airlines, Inc., John F. Kennedy International Airport Project, AMT, 5.0%, 8/1/2031, GTY: American Airlines Group	1,555,000	1,605,662
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., Laguardia Airport C&D Redevelopment:
AMT, 5.0%, 1/1/2033	835,000	915,310
AMT, 5.0%, 1/1/2034	835,000	911,954
AMT, 5.0%, 1/1/2036	835,000	904,614
New York, State Transportation Development Corp., Special Facilities Revenue, Laguardia Gateway Partners LLC, Redevelopment Project:
Series A, AMT, 5.0%, 7/1/2041	3,990,000	4,199,714
Series A, AMT, 5.0%, 7/1/2046	9,960,000	10,453,020
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	595,000	607,793
New York & New Jersey Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	5,795,000	6,171,501
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028	1,165,000	1,044,003
Syracuse, NY, Industrial Development Agency, Carousel Center Project:
Series A, AMT, 5.0%, 1/1/2035	335,000	355,666
Series A, AMT, 5.0%, 1/1/2036	1,050,000	1,110,795

		53,317,999

North Carolina 1.0%
Charlotte, NC, Airport Revenue, Series A, 5.0%, 7/1/2039	1,450,000	1,511,436
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage- Aldersgate, 5.0%, 7/1/2045	3,320,000	3,398,286

The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	21

	Principal Amount ($)	Value ($)
North Carolina, State Medical Care Commission, Retirement Facilities Revenue, Aldersgate United Methodist Retirement Community, Inc., Series A, 5.0%, 7/1/2047	2,300,000	2,362,859
North Carolina, State Medical Care Commission, Retirement Facilities Revenue, Southminster, Inc., 5.0%, 10/1/2037	2,200,000	2,258,586
North Carolina, State Medical Care Commission, Retirement Facilities Revenue, United Methodist Retirement Homes:
Series A, 5.0%, 10/1/2042	1,000,000	1,037,960
Series A, 5.0%, 10/1/2047	1,750,000	1,804,740

		12,373,867

North Dakota 0.6%
Grand Forks, ND, Health Care System Revenue, Altru Health System, 5.0%, 12/1/2032	2,000,000	2,095,220
Ward County, ND, Health Care Facilities Revenue, Trinity Obligation Group:
Series C, 5.0%, 6/1/2043	2,080,000	2,158,271
Series C, 5.0%, 6/1/2048	2,365,000	2,442,430

		6,695,921

Ohio 4.1%
Buckeye, OH, Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/1/2047	8,100,000	7,685,766
Centerville, OH, Health Care Revenue, Graceworks Lutheran Services, 5.25%, 11/1/2047	2,480,000	2,541,926
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2030	1,000,000	1,067,200
Cleveland-Cuyahoga County, OH, Port Authority Cultural Facility Revenue, Playhouse Square Foundation Project, 5.5%, 12/1/2053	2,480,000	2,671,605
Hamilton County, OH, Health Care Facilities Revenue, Christ Hospital Project, 5.5%, 6/1/2042	3,100,000	3,347,163
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2036	380,000	390,693
Series A, 5.0%, 1/1/2037	595,000	612,094
5.0%, 1/1/2046	750,000	762,480
Series A, 5.0%, 1/1/2047	1,250,000	1,272,387
5.0%, 1/1/2051	1,270,000	1,287,323
Series A, 5.0%, 1/1/2052	1,000,000	1,014,560
Prerefunded, 6.125%, 1/1/2031	1,700,000	1,818,864
Prerefunded, 6.625%, 1/1/2046	2,500,000	2,730,075
Lucas County, OH, Hospital Revenue, Promedica Healthcare Obligated Group, Series A, 5.25%, 11/15/2048	4,505,000	4,766,065
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	10,345,000	11,171,358

The accompanying notes are an integral part of the financial statements.

22	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Ohio, State Air Quality Development Authority, Exempt Facilities Revenue, Pratt Paper LLC Project:
AMT, 144A, 4.25%, 1/15/2038, GTY: Pratt Industries, Inc.	725,000	715,626
AMT, 144A, 4.5%, 1/15/2048, GTY: Pratt Industries, Inc.	3,115,000	3,124,127
Ohio, State Higher Educational Facility Commission Revenue, Summa Health System Obligated Group, 5.75%, 11/15/2040	1,105,000	1,148,725

		48,128,037

Oklahoma 1.2%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.5%, 8/15/2052	1,635,000	1,771,784
Series B, 5.5%, 8/15/2057	4,235,000	4,571,555
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau, Inc. Project:
5.25%, 11/15/2045	1,175,000	1,258,954
Series A, Prerefunded, 7.25%, 11/1/2045	6,500,000	6,956,300

		14,558,593

Oregon 0.3%
Clackamas County, OR, Hospital Facilities Authority Revenue, Mary’s Woods at Marylhurst, Inc. Project:
Series A, 5.0%, 5/15/2038	195,000	203,036
Series A, 5.0%, 5/15/2043	270,000	279,585
Series A, 5.0%, 5/15/2048	370,000	381,821
Clackamas County, OR, Hospital Facilities Authority Revenue, Senior Living-Willamette View Project:
Series A, 5.0%, 11/15/2037	450,000	477,297
Series A, 5.0%, 11/15/2047	900,000	943,632
Series A, 5.0%, 11/15/2052	900,000	940,239

		3,225,610

Pennsylvania 4.8%
Chester County, PA, Industrial Development Authority, Special Obligation Revenue, Woodlands at Graystone Neighborhood Improvement Project, 144A, 5.125%, 3/1/2048	500,000	498,830
Cumberland County, PA, Municipal Authority Revenue, Asbury Obligation Group, 6.125%, 1/1/2045	4,350,000	4,451,703
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project:
5.0%, 12/1/2043	475,000	477,969
5.0%, 12/1/2048	515,000	516,205
5.0%, 12/1/2053	750,000	747,532

The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	23

	Principal Amount ($)	Value ($)
Lancaster County, PA, Hospital Authority, Brethren Village Project:
5.125%, 7/1/2037	900,000	929,277
5.25%, 7/1/2041	900,000	933,282
Montgomery County, PA, Higher Education & Health Authority, Philadelphia Presbyterian Homes, Inc. Project:
5.0%, 12/1/2037	2,365,000	2,500,018
5.0%, 12/1/2047	2,725,000	2,843,265
Montgomery County, PA, Industrial Development Authority, Meadowood Senior Living Project:
Series A, 5.0%, 12/1/2038	415,000	434,895
Series A, 5.0%, 12/1/2048	1,085,000	1,124,754
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2027	485,000	551,785
5.0%, 6/1/2028	485,000	554,268
5.0%, 6/1/2029	485,000	549,607
5.0%, 6/1/2030	325,000	365,479
5.0%, 6/1/2031	320,000	358,755
Pennsylvania, Doylestown Hospital Authority Revenue, Series A, 5.0%, 7/1/2041, GTY: Doylestown Health Foundation	2,750,000	2,890,855
Pennsylvania, Economic Development Finance Authority, U.S. Airways Group, Series B, 8.0%, 5/1/2029, GTY: American Airlines, Inc.	985,000	1,051,675
Pennsylvania, Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility, 6.25%, 1/1/2032	1,500,000	1,545,675
Pennsylvania, State Economic Development Financing Authority Revenue, Bridges Finco LP:
AMT, 5.0%, 12/31/2034	8,005,000	8,561,027
AMT, 5.0%, 12/31/2038	7,640,000	8,047,900
Pennsylvania, State Economic Development Financing Authority, Exempt Facilities Revenue, PPL Energy Supply, Series A, 6.4%, 12/1/2038	1,115,000	1,117,275
Pennsylvania, State Turnpike Commission Revenue, Series A-1, 5.0%, 12/1/2041	20,000	21,159
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,085,000	7,345,870
Philadelphia, PA, School District, Series A, 5.0%, 9/1/2038	1,000,000	1,093,480
Philadelphia, PA, Authority for Individual Development Senior Living Revenue, Wesley Enhanced Living Obligated Group:
Series A, 5.0%, 7/1/2042	1,365,000	1,372,507
Series A, 5.0%, 7/1/2049	1,590,000	1,591,033
Philadelphia, PA, Gas Works Revenue, Series 9, 5.25%, 8/1/2040	1,835,000	1,921,906

The accompanying notes are an integral part of the financial statements.

24	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance:
Series 14, 4.0%, 10/1/2035	310,000	314,359
Series 14, 4.0%, 10/1/2037	255,000	257,037
Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Temple University Health System:
5.0%, 7/1/2033	910,000	971,443
5.0%, 7/1/2034	620,000	658,948

		56,599,773

Rhode Island 0.5%
Rhode Island, State Health & Educational Building Corp. Revenue, Hospital Financing Lifespan Obligated Group, 5.0%, 5/15/2034	3,150,000	3,432,303
Rhode Island, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2040	2,345,000	2,402,406

		5,834,709

South Carolina 3.2%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2031	1,000,000	1,071,870
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District, Series A, 7.75%, 11/1/2039	4,184,000	4,186,301
South Carolina, State Jobs-Economic Development Authority, Hospital Revenue, AnMed Health Project, 5.0%, 2/1/2038	5,000,000	5,351,200
South Carolina, State Jobs-Economic Development Authority, Hospital Revenue, Conway Hospitals, Inc., 5.25%, 7/1/2047	2,290,000	2,457,124
South Carolina, State Jobs-Economic Development Authority, Residencial Facilities Revenue, Episcopal Home Still Hopes:
5.0%, 4/1/2047	1,800,000	1,818,198
5.0%, 4/1/2052	1,575,000	1,583,411
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	10,360,000	11,000,248
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, Prerefunded, 5.75%, 12/1/2043	8,890,000	10,365,029

		37,833,381

Tennessee 0.7%
Nashville & Davidson County, TN, Metropolitan Development & Housing Agency, Tax Increment Revenue, Fifth Broadway Development District, 144A, 5.125%, 6/1/2036	900,000	925,542

The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	25

	Principal Amount ($)	Value ($)
Tennessee, Energy Acquisition Corp., Gas Revenue, Series C, 5.0%, 2/1/2027	6,435,000	7,262,348

		8,187,890

Texas 12.9%
Austin, TX, Water & Wastewater Systems Revenue, 1.71%**, 12/7/2018, LOC: Barclays Bank PLC	2,200,000	2,200,000
Bexar County, TX, Health Facilities Development Corp., Army Retirement Residence Foundation Project:
5.0%, 7/15/2037	675,000	704,288
5.0%, 7/15/2042	540,000	557,874
Cass County, TX, Industrial Development Corp., Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.25%, 3/1/2024	2,000,000	2,035,900
Central Texas, Regional Mobility Authority Revenue, Capital Appreciation:
Zero Coupon, 1/1/2030	5,000,000	3,335,050
Zero Coupon, 1/1/2032	3,500,000	2,117,675
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series A, 5.0%, 1/1/2043	1,000,000	1,058,430
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, 1st Mortgage-Brazos Presbyterian Homes, Inc. Project:
Series B, Prerefunded, 7.0%, 1/1/2043	3,000,000	3,545,400
Series B, Prerefunded, 7.0%, 1/1/2048	4,000,000	4,727,200
Houston, TX, Airport System Revenue, Special Facilities United Airlines, Inc., Airport Improvement Projects, AMT, 5.0%, 7/15/2028	2,700,000	3,018,762
Houston, TX, Airport System Revenue, United Airlines, Inc., Terminal E Project, AMT, 4.75%, 7/1/2024	3,385,000	3,604,788
Houston, TX, Airport Systems Revenue, Special Facilities Continental Airlines, Inc. Terminal Projects, AMT, 6.625%, 7/15/2038	2,000,000	2,143,340
Lewisville, TX, Combination Contract Revenue, Special Assessment Capital Improvement District No. 4, 6.75%, 10/1/2032	640,000	640,557
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	11,000,000	11,679,360
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, Central Power & Light Co. Project, Series A, 6.3%, 11/1/2029	3,000,000	3,127,140
Mission, TX, Economic Development Corp. Revenue, Senior Lien-Natgasoline Project, AMT, 144A, 4.625%, 10/1/2031	3,125,000	3,170,937
Newark, TX, Higher Education Finance Corp., Education Revenue, Austin Achieve Public School, Inc., 5.0%, 6/15/2048	1,440,000	1,440,821

The accompanying notes are an integral part of the financial statements.

26	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue, MRC Crossings Project, Series A, 8.0%, 11/15/2049	1,715,000	1,937,315
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	8,000,000	7,938,560
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Trinity Terrace Project, The Cumberland Rest, Inc., Series A-1, 5.0%, 10/1/2044	1,575,000	1,639,418
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Buckner Senior Living Ventana Project:
Series A, 6.625%, 11/15/2037	2,185,000	2,380,011
Series A, 6.75%, 11/15/2047	1,750,000	1,898,610
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Mirador Project:
Series A, 4.875%, 11/15/2048*	1,000,000	672,840
Series A, 5.0%, 11/15/2055*	3,430,000	2,302,559
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Northwest Senior Housing Corp., 5.25%, 11/15/2047	5,000,000	5,067,950
Temple, TX, Tax Increment, Reinvestment Zone No. 1, Series A, 144A, 5.0%, 8/1/2038	2,830,000	2,930,210
Texas, Dallas/Fort Worth International Airport Revenue:
Series D, 5.0%, 11/1/2035	2,715,000	2,827,700
Series A, 5.25%, 11/1/2038	15,000,000	15,703,350
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	7,445,000	7,722,326
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Legacy Midtown Park, Inc. Project, Series A, 5.5%, 7/1/2054	2,250,000	2,201,760
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Presbyterian Village North Project:
5.0%, 10/1/2039	1,820,000	1,767,147
5.25%, 10/1/2049	4,545,000	4,489,915
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Westminster Manor Project, 4.0%, 11/1/2036	1,475,000	1,411,192
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020	10,000,000	10,518,300
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026	19,320,000	22,227,660
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue, 5.0%, 12/15/2030	1,670,000	1,791,159

The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	27

	Principal Amount ($)	Value ($)
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, AMT, 6.75%, 6/30/2043	2,220,000	2,528,402
Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health:
7.0%, 11/1/2030	160,000	168,277
Prerefunded, 7.125%, 11/1/2040	3,580,000	3,912,582

		153,144,765

Utah 0.3%
Utah, State Charter School Financing Authority Revenue, Freedom Academy Foundation Project, 144A, 5.375%, 6/15/2048	3,180,000	3,072,707

Virginia 1.5%
Hanover County, VA, Economic Development Authority, Care Facility Revenue:
5.0%, 7/1/2048	630,000	639,633
5.0%, 7/1/2051	870,000	881,467
Peninsula Town Center, VA, Community Development Authority Revenue, Special Obligation:
144A, 5.0%, 9/1/2037	1,400,000	1,452,080
144A, 5.0%, 9/1/2045	2,100,000	2,158,233
Prince William County, VA, Industrial Development Authority, Residential Care Facilities, Westminster at Lake Ridge:
5.0%, 1/1/2037	1,000,000	1,011,890
5.0%, 1/1/2046	1,530,000	1,533,978
Stafford County, VA, Economic Development Authority, Hospital Facilities Revenue, Mary Washington Healthcare, 5.0%, 6/15/2036	600,000	652,242
Virginia, Marquis Community Development Authority Revenue:
Series C, Zero Coupon, 9/1/2041	7,906,000	410,321
Series B, 5.625%, 9/1/2041	5,332,000	3,650,767
Virginia, Marquis Community Development Authority Revenue, Convertible Cabs, 144A, Step-up Coupon, 0% to 9/1/2021, 7.5% to 9/1/2045	1,640,000	1,174,141
Virginia, Mosaic District Community Development Authority Revenue, Series A, 6.875%, 3/1/2036	2,000,000	2,132,140
Virginia, State Small Business Financing Authority Revenue, Elizabeth River Crossings LLC Project, AMT, 6.0%, 1/1/2037	1,640,000	1,773,168

		17,470,060

The accompanying notes are an integral part of the financial statements.

28	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Washington 2.0%
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital:
5.0%, 12/1/2037	1,025,000	994,475
5.0%, 12/1/2046	1,365,000	1,278,418
Washington, Port of Seattle, Industrial Development Corp., Special Facilities- Delta Airlines, AMT, 5.0%, 4/1/2030	2,000,000	2,153,460
Washington, State Economic Development Finance Authority, Environmental Facilities Revenue, Columbia Pulp I LLC Project, Series A, AMT, 144A, 7.5%, 1/1/2032	1,865,000	2,079,177
Washington, State Health Care Facilities Authority, Virginia Mason Medical Center:
5.0%, 8/15/2034	1,375,000	1,470,040
5.0%, 8/15/2035	1,175,000	1,250,118
5.0%, 8/15/2036	785,000	831,276
Washington, State Housing Finance Commission, Presbyterian Retirement Communities Northwest Project, Series A, 144A, 5.0%, 1/1/2046	2,000,000	2,067,020
Washington, State Housing Finance Commission, Reference Judson Park Project, 144A, 5.0%, 7/1/2048	550,000	556,094
Washington, State Housing Finance Commission, Rockwood Retirement Communities Project, Series A, 144A, 7.375%, 1/1/2044	6,000,000	6,768,840
Washington, State Housing Finance Commission, The Hearthstone Project:
Series A, 144A, 5.0%, 7/1/2038	775,000	784,385
Series A, 144A, 5.0%, 7/1/2048	1,735,000	1,736,232
Series A, 144A, 5.0%, 7/1/2053	1,125,000	1,119,454

		23,088,989

West Virginia 1.0%
Monongalia County, WV, Commission Special District Excise Tax Revenue, University Town Center, Series A, 144A, 5.75%, 6/1/2043	500,000	509,745
West Virginia, State Hospital Finance Authority Revenue, Charleston Medical Center, Series A, 5.625%, 9/1/2032	3,080,000	3,145,450
West Virginia, State Hospital Finance Authority Revenue, Thomas Health Systems:
6.5%, 10/1/2028	7,000,000	5,530,000
6.5%, 10/1/2038	3,000,000	2,370,000

		11,555,195

Wisconsin 4.0%
Wisconsin, Health Educational Facilities Authority, Covenant Communities, Inc. Project:
Series A-1, 5.0%, 7/1/2043	5,000,000	5,317,100
Series B, 5.0%, 7/1/2048	910,000	887,996

The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	29

	Principal Amount ($)	Value ($)
Wisconsin, Public Finance Authority Revenue, Denver International Airport Great Hall Project, AMT, 5.0%, 9/30/2049	1,665,000	1,773,991
Wisconsin, Public Finance Authority Revenue, Maryland Proton Treatment Center LLC, Series A-1, 144A, 6.375%, 1/1/2048	1,750,000	1,777,842
Wisconsin, Public Finance Authority Revenue, Procure Proton Therapy Center, Series A, 144A, 7.0%, 7/1/2048	5,500,000	5,819,385
Wisconsin, Public Finance Authority, Apartment Facilities Revenue, Senior Obligation Group, AMT, 5.0%, 7/1/2042	3,500,000	3,653,335
Wisconsin, Public Finance Authority, Education Revenue, Mountain Island Charter School Ltd.:
5.0%, 7/1/2047	2,000,000	2,030,040
5.0%, 7/1/2052	910,000	919,218
Wisconsin, Public Finance Authority, Senior Living Revenue, Mary’s Woods at Marylhurst Project, Series A, 144A, 5.25%, 5/15/2047	4,545,000	4,675,987
Wisconsin, Public Financing Authority, Retirement Facilities Revenue, Southminster, Inc.:
144A, 5.0%, 10/1/2043	875,000	877,634
144A, 5.0%, 10/1/2048	2,000,000	1,996,780
144A, 5.0%, 10/1/2053	4,050,000	4,010,107
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series A, Prerefunded, 5.625%, 4/15/2039	8,160,000	8,560,330
Wisconsin, State Health & Educational Facilities Authority Revenue, Benevolent Corp. Cedar Community Project:
5.0%, 6/1/2037	1,110,000	1,127,605
5.0%, 6/1/2041	955,000	966,517
Wisconsin, State Health & Educational Facilities Authority, St. John’s Communities, Inc. Project:
Series A, 5.0%, 9/15/2040	200,000	203,642
Series A, 5.0%, 9/15/2045	270,000	274,107
Series A, 5.0%, 9/15/2050	1,080,000	1,094,116
Wisconsin, State Health & Educational Facilities Authority, St. John’s Communities, Inc. Project:, Series B, 5.0%, 9/15/2045	1,000,000	1,014,010

		46,979,742
Total Municipal Bonds and Notes (Cost $1,132,892,841)		1,152,390,305

The accompanying notes are an integral part of the financial statements.

30	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Underlying Municipal Bonds of Inverse Floaters (a) 3.8%
Massachusetts 1.4%
Massachusetts, State School Building Authority, Sales Tax Revenue, Series C, 5.0%, 8/15/2037, (b)	15,000,000	16,778,363
Trust: Massachusetts, State School Building Authority, Series 2016-XM0239, 144A, 12.95%, 8/15/2023, Leverage Factor at purchase date: 4 to 1

Michigan 1.0%
Michigan, State Building Authority Revenue, Facilities Program, Series I, 5.0%, 4/15/2034, (b)	10,000,000	11,203,196
Trust: State Building Authority Revenue, Series 2015-XM0123, 144A, 10.063%, 10/15/2023, Leverage Factor at purchase date: 3 to 1

Washington 1.4%
Washington, State General Obligation, Series A-1, 5.0%, 8/1/2037, (b)	15,000,000	16,740,788
Trust: State General Obligation, Series XM0127, 144A, 12.95%, 8/1/2023, Leverage Factor at purchase date: 4 to 1

Total Underlying Municipal Bonds of Inverse Floaters (Cost $45,203,948)		44,722,347

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,178,096,789)	101.2	1,197,112,652
Floating Rate Notes (a)	(2.5)	(29,170,000)
Other Assets and Liabilities, Net	1.3	15,213,523

Net Assets	100.0	1,183,156,175

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Connecticut, Mashantucket Western Pequot Tribe Bond*	6.05%	7/1/2031	18,966,645	12,391,458	640,124
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Mirador Project, Series A*	4.875%	11/15/2048	1,000,000	982,112	672,840
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Mirador Project, Series A*	5.00%	11/15/2055	3,430,000	3,374,448	2,302,559
				16,748,018	3,615,523

The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	31

*	Non-income producing security.

**

Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of November 30, 2018. Date shown reflects the earlier of demand date or stated maturity date.

(a)

Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(b)

Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LOC: Letter of Credit

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (c)	$—	$1,197,112,652	$—	$1,197,112,652
Total	$—	$1,197,112,652	$—	$1,197,112,652

(c)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

32	|	DWS Strategic High Yield Tax-Free Fund

Statement of Assets and Liabilities

as of November 30, 2018 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $1,178,096,789)	$1,197,112,652
Cash	18,510
Receivable for investments sold	6,170,977
Receivable for Fund shares sold	1,074,871
Interest receivable	17,830,775
Other assets	64,266
Total assets	1,222,272,051

Liabilities
Line of credit loan payable	5,600,000
Payable for Fund shares redeemed	2,510,902
Payable for floating rate notes issued	29,170,000
Distributions payable	548,188
Accrued management fee	249,908
Accrued Trustees’ fees	44,926
Other accrued expenses and payables	991,952
Total liabilities	39,115,876
Net assets, at value	$1,183,156,175

Net Assets Consist of
Distributable earnings (loss)	(64,508,375)
Paid-in capital	1,247,664,550
Net assets, at value	$1,183,156,175

The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	33

Statement of Assets and Liabilities as of November 30, 2018 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($199,055,325 ÷ 16,986,366 shares of capital stock outstanding, $.01 par value, unlimited shares authorized)	$11.72
Maximum offering price per share (100 ÷ 97.25 of $11.72)	$12.05
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($61,383,845 ÷ 5,235,152 shares of capital stock outstanding, $.01 par value, unlimited shares authorized)	$11.73
Class S
Net Asset Value, offering and redemption price per share ($758,541,253 ÷ 64,671,860 shares of capital stock outstanding, $.01 par value, unlimited shares authorized)	$11.73
Institutional Class
Net Asset Value, offering and redemption price per share ($164,175,752 ÷ 13,992,429 shares of capital stock outstanding, $.01 par value, unlimited shares authorized)	$11.73

The accompanying notes are an integral part of the financial statements.

34	|	DWS Strategic High Yield Tax-Free Fund

Statement of Operations

for the six months ended November 30, 2018 (Unaudited)

Investment Income
Income:
Interest	$35,345,633
Expenses:
Management fee	3,476,020
Administration fee	771,995
Services to shareholders	1,395,709
Distribution and service fees	631,311
Custodian fee	9,211
Professional fees	74,908
Reports to shareholders	46,055
Registration fees	30,774
Trustees’ fees and expenses	45,445
Interest expense and fees on floating rate notes issued	301,544
Interest expense	13,158
Other	73,017
Total expenses before expense reductions	6,869,147
Expense reductions	(1,178,030)
Total expenses after expense reductions	5,691,117
Net investment income	29,654,516

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(1,658,544)
Change in net unrealized appreciation (depreciation) on investments	(46,631,063)
Net gain (loss)	(48,289,607)
Net increase (decrease) in net assets resulting from operations	$(18,635,091)

The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	35

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018

Operations:
Net investment income (loss)	$29,654,516	$69,387,184
Net realized gain (loss)	(1,658,544)	22,777,315
Change in net unrealized appreciation (depreciation)	(46,631,063)	(50,869,484)
Net increase (decrease) in net assets resulting from operations	(18,635,091)	41,295,015
Distributions to shareholders:
Class A	(3,936,537)	(9,116,759)
Class C	(1,055,156)	(2,888,673)
Class S	(21,162,296)	(50,290,865)
Institutional Class	(3,211,963)	(7,775,317)
Total distributions	(29,365,952)	(70,071,614)*
Fund share transactions:
Proceeds from shares sold	77,891,375	159,021,183
Reinvestment of distributions	26,465,790	63,546,760
Payments for shares redeemed	(549,109,113)	(475,895,622)
Net increase (decrease) in net assets from Fund share transactions	(444,751,948)	(253,327,679)
Increase (decrease) in net assets	(492,752,991)	(282,104,278)
Net assets at beginning of period	1,675,909,166	1,958,013,444
Net assets at end of period	$1,183,156,175	$1,675,909,166 **

*

Includes distributions from net investment income of $8,897,334, $2,802,173, $49,169,970 and $7,612,874 for Class A, Class C, Class S and Institutional Class, respectively and distributions from net realized gains of $219,425, $86,500, $1,120,895 and $162,443 for Class A, Class C, Class S and Institutional Class, respectively.

**	Includes undistributed net investment income of $5,736,899.

The accompanying notes are an integral part of the financial statements.

36	|	DWS Strategic High Yield Tax-Free Fund

Financial Highlights

	Six Months Ended 11/30/18		Years Ended May 31,
Class A	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$12.08		$12.27	$12.59	$12.39	$12.49	$12.95
Income from investment operations:
Net investment income	.22		.44	.49	.56	.56	.60
Net realized and unrealized gain (loss)	(.36)		(.19)	(.33)	.20	(.11)	(.47)
Total from investment operations	(.14)		.25	.16	.76	.45	.13
Less distributions from:
Net investment income	(.22)		(.43)	(.47)	(.55)	(.55)	(.59)
Net realized gains	—		(.01)	(.01)	(.01)	—	—
Total distributions	(.22)		(.44)	(.48)	(.56)	(.55)	(.59)
Net asset value, end of period	$11.72		$12.08	$12.27	$12.59	$12.39	$12.49
Total Return (%)[a,b]	(1.19	)**	2.11	1.29	6.27	3.65	1.27

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	199		225	264	361	378	447
Ratio of expenses before expense reductions (including interest expense) (%)[c]	.97	*	.95	.95	.97	1.00	1.05
Ratio of expenses after expense reductions (including interest expense) (%)[c]	.91	*	.91	.93	.91	.93	.95
Ratio of expenses after expense reductions (excluding interest expense) (%)	.87	*	.87	.88	.87	.87	.88
Ratio of net investment income (%)	3.69	*	3.61	3.93	4.54	4.51	4.94
Portfolio turnover rate (%)	30	**	34	54	36	29	24

[a]	Total return does not reflect the effect of any sales charges.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	37

	Six Months Ended 11/30/18		Years Ended May 31,
Class C	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$12.09		$12.28	$12.59	$12.40	$12.50	$12.96
Income from investment operations:
Net investment income	.18		.35	.39	.47	.47	.51
Net realized and unrealized gain (loss)	(.37)		(.19)	(.31)	.19	(.12)	(.47)
Total from investment operations	(.19)		.16	.08	.66	.35	.04
Less distributions from:
Net investment income	(.17)		(.34)	(.38)	(.46)	(.45)	(.50)
Net realized gains	—		(.01)	(.01)	(.01)	—	—
Total distributions	(.17)		(.35)	(.39)	(.47)	(.45)	(.50)
Net asset value, end of period	$11.73		$12.09	$12.28	$12.59	$12.40	$12.50
Total Return (%)[a,b]	(1.56	)**	1.35	.61	5.40	2.88	.52

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	61		88	109	138	144	148
Ratio of expenses before expense reductions (including interest expense) (%)[c]	1.75	*	1.71	1.72	1.73	1.76	1.80
Ratio of expenses after expense reductions (including interest expense) (%)[c]	1.66	*	1.66	1.68	1.66	1.68	1.70
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.62	*	1.62	1.63	1.62	1.62	1.63
Ratio of net investment income (%)	2.92	*	2.86	3.18	3.79	3.76	4.19
Portfolio turnover rate (%)	30	**	34	54	36	29	24

[a]	Total return does not reflect the effect of any sales charges.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

38	|	DWS Strategic High Yield Tax-Free Fund

	Six Months Ended 11/30/18		Years Ended May 31,
Class S	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$12.09		$12.28	$12.60	$12.40	$12.50	$12.96
Income from investment operations:
Net investment income	.23		.47	.51	.59	.59	.63
Net realized and unrealized gain (loss)	(.36)		(.18)	(.32)	.20	(.11)	(.47)
Total from investment operations	(.13)		.29	.19	.79	.48	.16
Less distributions from:
Net investment income	(.23)		(.47)	(.50)	(.58)	(.58)	(.62)
Net realized gains	—		(.01)	(.01)	(.01)	—	—
Total distributions	(.23)		(.48)	(.51)	(.59)	(.58)	(.62)
Net asset value, end of period	$11.73		$12.09	$12.28	$12.60	$12.40	$12.50
Total Return (%)[a]	(1.06	)**	2.37	1.55	6.54	3.91	1.53

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	759		1,204	1,336	873	824	884
Ratio of expenses before expense reductions (including interest expense) (%)[b]	.85	*	.81	.82	.78	.83	.92
Ratio of expenses after expense reductions (including interest expense) (%)[b]	.66	*	.66	.68	.66	.68	.70
Ratio of expenses after expense reductions (excluding interest expense) (%)	.62	*	.62	.63	.62	.62	.63
Ratio of net investment income (%)	3.91	*	3.86	4.16	4.79	4.76	5.20
Portfolio turnover rate (%)	30	**	34	54	36	29	24

[a]	Total return would have been lower had certain expenses not been reduced.

[b]

Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	39

	Six Months Ended 11/30/18		Years Ended May 31,
Institutional Class	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$12.10		$12.29	$12.60	$12.40	$12.50	$12.97
Income from investment operations:
Net investment income	.24		.47	.51	.59	.59	.63
Net realized and unrealized gain (loss)	(.38)		(.18)	(.31)	.20	(.11)	(.48)
Total from investment operations	(.14)		.29	.20	.79	.48	.15
Less distributions from:
Net investment income	(.23)		(.47)	(.50)	(.58)	(.58)	(.62)
Net realized gains	—		(.01)	(.01)	(.01)	—	—
Total distributions	(.23)		(.48)	(.51)	(.59)	(.58)	(.62)
Net asset value, end of period	$11.73		$12.10	$12.29	$12.60	$12.40	$12.50
Total Return (%)[a]	(1.14	)**	2.37	1.64	6.51	3.91	1.45

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	164		159	250	189	298	315
Ratio of expenses before expense reductions (including interest expense) (%)[b]	.67	*	.70	.69	.75	.75	.81
Ratio of expenses after expense reductions (including interest expense) (%)[b]	.66	*	.66	.67	.66	.68	.70
Ratio of expenses after expense reductions (excluding interest expense) (%)	.62	*	.62	.62	.62	.62	.63
Ratio of net investment income (%)	3.95	*	3.86	4.17	4.80	4.76	5.20
Portfolio turnover rate (%)	30	**	34	54	36	29	24

[a]	Total return would have been lower had certain expenses not been reduced.

[b]

Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

40	|	DWS Strategic High Yield Tax-Free Fund

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS Strategic High Yield Tax-Free Fund (the “Fund”) is a diversified series of Deutsche DWS Municipal Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Effective on August 10, 2018, Class C shares automatically convert to Class A shares in the same fund after 10 years, provided that the fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 10 years. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

In October 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify

DWS Strategic High Yield Tax-Free Fund	|	41

compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Fund adopted the amendments with the impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. These securities are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces

42	|	DWS Strategic High Yield Tax-Free Fund

that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Inverse Floaters. The Fund invests in inverse floaters. Inverse floaters are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in the short-term interest rate market. Inverse floaters are created by depositing a fixed-rate long-term municipal bond into a special purpose Tender Offer Bond trust (the “TOB Trust”). In turn the TOB Trust issues a short-term floating rate note and an inverse floater. The short-term floating rate note is issued in a face amount equal to some fraction of the underlying bond’s par amount and is sold to a third party, usually a tax-exempt money market fund. The Fund receives the proceeds from the sale of the short-term floating rate note and uses the cash proceeds to make additional investments. The short-term floating rate note represents leverage to the Fund. The Fund, as the holder of the inverse floater, has full exposure to any increase or decrease in the value of the underlying bond. The income stream from the underlying bond in the TOB Trust is divided between the floating rate note and the inverse floater. The inverse floater earns all of the interest from the underlying long-term fixed-rate bond less the amount of interest paid on the floating rate note and the expenses of the TOB Trust. The floating rate notes issued by the TOB Trust are valued at cost, which approximates fair value.

By holding the inverse floater, the Fund has the right to collapse the TOB Trust by causing the holders of the floating rate instrument to tender their notes at par and have the broker transfer the underlying bond to the Fund. The floating rate note holder can also elect to tender the note for redemption at par at each reset date. The Fund accounts for these transactions as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability under the caption “Payable for floating rate notes issued” in the Statement of Assets and Liabilities. Income earned on the underlying bond is included in interest income, and interest paid on the floaters and the expenses of the TOB Trust are included in “Interest expense and fees on floating rate notes issued” in the Statement of Operations. The weighted average outstanding daily balance of the floating rate notes issued during the six months ended November 30, 2018 was approximately $29,160,000, with a weighted average interest rate of 2.07%.

DWS Strategic High Yield Tax-Free Fund	|	43

The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the TOB Trust, in certain circumstances, for the difference between the liquidation value of the underlying bond held by the TOB Trust and the liquidation value of the floating rate notes plus any shortfalls in interest cash flows. This could potentially expose the Fund to losses in excess of the value of the Fund’s inverse floater investments. In addition, the value of inverse floaters may decrease significantly when interest rates increase. The market for inverse floaters may be more volatile and less liquid than other municipal bonds of comparable maturity. The TOB Trust could be terminated outside of the Fund’s control, resulting in a reduction of leverage and disposal of portfolio investments at inopportune times and prices. Investments in inverse floaters generally involve greater risk than in an investment in fixed-rate bonds.

The final rules implementing Section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) preclude banking entities from sponsoring and/or providing services to TOB Trusts. In response to these rules, investment market participants have developed TOB Trust structures that are designed to ensure that banking entities do not sponsor TOB Trusts in violation of the Volcker Rule. All Fund TOB Trusts are structured to be in compliance with the Volcker Rule. A Volcker-compliant TOB Trust structure is similar to pre-Volcker TOB Trust structures. The ultimate impact of the Volcker Rule on the inverse floater market and the municipal market generally is not yet certain. Such changes could make early unwinds of TOB Trusts more likely in adverse market scenarios, may make the use of TOB Trusts more expensive, and may make it more difficult to use TOB Trusts in general. The new rules may also expose the Fund to additional risks, including, but not limited to, compliance, securities law and operational risks.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At May 31, 2018, the Fund had net tax basis capital loss carryforwards of approximately $91,477,000, including $3,468,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until May 31, 2019, the

44	|	DWS Strategic High Yield Tax-Free Fund

expiration date, whichever occurs first; and approximately $88,009,000 of post-enactment losses, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($77,597,000) and long-term losses ($10,412,000).

At May 31, 2018, the aggregate cost of investments for federal income tax purposes was $1,623,331,916. The net unrealized appreciation for all investments based on tax cost was $69,232,462. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $121,347,259 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $52,114,797.

The Fund has reviewed the tax positions for the open tax years as of May 31, 2018 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in inverse floaters transactions, certain securities sold at a loss and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is

DWS Strategic High Yield Tax-Free Fund	|	45

unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Purchases and Sales of Securities

During the six months ended November 30, 2018, purchases and sales of investment securities (excluding short-term investments) aggregated $457,161,867 and $901,250,015, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $300 million of the Fund’s average daily net assets	.515%
Next $200 million of such net assets	.465%
Next $500 million of such net assets	.440%
Next $500 million of such net assets	.420%
Next $500 million of such net assets	.410%
Over $2 billion of such net assets	.400%

Accordingly, for the six months ended November 30, 2018, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.45% of the Fund’s average daily net assets.

For the period from June 1, 2018 through September 30, 2018, the Advisor had contractually agreed to waive its fees and/or reimburse

46	|	DWS Strategic High Yield Tax-Free Fund

certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of certain classes as follows:

Class A	.87%
Class C	1.62%
Class S	.62%
Institutional Class	.62%

Effective October 1, 2018 through September 30, 2019, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of certain classes as follows:

Class A	.85%
Class C	1.60%
Class S	.60%
Institutional Class	.60%

For the six months ended November 30, 2018, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$74,938
Class C	34,753
Class S	1,052,673
Institutional Class	15,666
$1,178,030

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended November 30, 2018, the Administration Fee was $771,995, of which $103,006 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing

DWS Strategic High Yield Tax-Free Fund	|	47

fee it receives from the Fund. For the six months ended November 30, 2018, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at November 30, 2018
Class A	$6,283	$2,325
Class C	1,708	826
Class S	43,447	15,483
Institutional Class	1,896	704
	$53,334	$19,338

In addition, for the six months ended November 30, 2018, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders”, were as follows:

Sub-Recordkeeping	Total Aggregated
Class A	$97,539
Class C	42,090
Class S	1,142,482
Institutional Class	32,448
$1,314,559

Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended November 30, 2018, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at November 30, 2018
Class C	$274,196	$38,287

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pay these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2018, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at November 30, 2018	Annualized Rate
Class A	$265,938	$133,959	.25%
Class C	91,177	40,616	.25%
	$357,115	$174,575

48	|	DWS Strategic High Yield Tax-Free Fund

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended November 30, 2018 aggregated $2,712.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended November 30, 2018, the CDSC for Class C shares aggregated $454. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares. For the six months ended November 30, 2018, DDI received $264 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended November 30, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $11,956, of which $10,039 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the six months ended November 30, 2018, the Fund engaged in securities purchases of $180,585,000 and securities sales of $156,670,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

D. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. The Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, and/or result in increased portfolio turnover, which could result in a decline in net asset value of the fund, reduce liquidity for certain

DWS Strategic High Yield Tax-Free Fund	|	49

investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high yield debt securities could increase liquidity risk for the fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

At November 30, 2018, the Fund had a $5,600,000 outstanding loan. Interest expense incurred on the borrowings was $13,158 for the six months ended November 30, 2018. The average dollar amount of the borrowings was $3,514,474, the weighted average interest rate on these borrowings was 3.60%, and the Fund had a loan outstanding for 38 days throughout the period. The borrowings were valued at cost, which approximates fair value.

F. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended November 30, 2018		Year Ended May 31, 2018
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	1,573,977	$18,822,622	2,006,333	$24,543,592
Class C	110,270	1,313,910	271,667	3,323,171
Class S	2,354,363	28,113,826	8,730,665	106,459,909
Institutional Class	2,477,382	29,641,017	2,022,992	24,694,511
		$77,891,375		$159,021,183

50	|	DWS Strategic High Yield Tax-Free Fund

	Six Months Ended November 30, 2018		Year Ended May 31, 2018
	Shares	Dollars	Shares	Dollars

Shares issued to shareholders in reinvestment of distributions
Class A	292,914	$3,484,453	653,937	$7,967,302
Class C	74,265	885,055	196,122	2,391,058
Class S	1,657,327	19,755,594	3,763,812	45,888,483
Institutional Class	196,550	2,340,688	597,312	7,299,917
		$26,465,790		$63,546,760

Shares redeemed
Class A	(3,541,017)	$(42,151,290)	(5,475,689)	$(66,704,791)
Class C	(2,194,834)	(26,288,904)	(2,063,634)	(25,141,073)
Class S	(38,901,543)	(459,176,751)	(21,662,386)	(263,687,998)
Institutional Class	(1,806,875)	(21,492,168)	(9,860,309)	(120,361,760)
		$(549,109,113)		$(475,895,622)

Net increase (decrease)
Class A	(1,674,126)	$(19,844,215)	(2,815,419)	$(34,193,897)
Class C	(2,010,299)	(24,089,939)	(1,595,845)	(19,426,844)
Class S	(34,889,853)	(411,307,331)	(9,167,909)	(111,339,606)
Institutional Class	867,057	10,489,537	(7,240,005)	(88,367,332)
		$(444,751,948)		$(253,327,679)

DWS Strategic High Yield Tax-Free Fund	|	51

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2018 to November 30, 2018).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

52	|	DWS Strategic High Yield Tax-Free Fund

Expenses and Value of a $1,000 Investment for the six months ended November 30, 2018 (Unaudited)

Actual Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 6/1/18	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/18	$988.10	$984.40	$989.40	$988.60
Expenses Paid per $1,000*	$4.54	$8.26	$3.29	$3.29

Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 6/1/18	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/18	$1,020.51	$1,016.75	$1,021.76	$1,021.76
Expenses Paid per $1,000*	$4.61	$8.39	$3.35	$3.35

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
DWS Strategic
High Yield Tax-Free Fund†	.91%	1.66%	.66%	.66%

†	Includes interest expense and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities of 0.04% for each class.

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

DWS Strategic High Yield Tax-Free Fund	|	53

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Strategic High Yield Tax-Free Fund’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2018.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to

54	|	DWS Strategic High Yield Tax-Free Fund

invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2017, the Fund’s performance (Class A shares) was in the 4th quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-, three- and five-year periods ended December 31, 2017. The Board noted the disappointing

DWS Strategic High Yield Tax-Free Fund	|	55

investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2017, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board noted that, in connection with the 2016 contract renewal process, DIMA agreed to implement a new management fee breakpoint. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the

56	|	DWS Strategic High Yield Tax-Free Fund

estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief

DWS Strategic High Yield Tax-Free Fund	|	57

compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

58	|	DWS Strategic High Yield Tax-Free Fund

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS Strategic High Yield Tax-Free Fund	|	59

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This wellresourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	NOTAX	NOTCX	SHYTX	NOTIX
CUSIP Number	25158T 103	25158T 301	25158T 400	25158T 509
Fund Number	152	352	2008	512

60	|	DWS Strategic High Yield Tax-Free Fund

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

DWS Strategic High Yield Tax-Free Fund	|	61

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2018, as amended 7/2018

62	|	DWS Strategic High Yield Tax-Free Fund

Notes

DSHYTFF-3

(R-025438-8 1/19)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic High Yield Tax-Free Fund, a series of Deutsche DWS Municipal Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/29/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/29/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	1/29/2019